OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets
Other non-current assets is comprised of the following:

(in thousands of $)	2022	2021
Gas derivative instrument (note 27)	196,184	—
Oil derivative instrument (note 27)	182,795	127,480
MTM asset on IRS derivatives (note 27)	54,970	—
MTM asset on TTF linked commodity swap derivatives (note 27)	39,785	—
Operating lease right-of-use-assets (1)	5,653	10,293
Others (2)	32,652	3,673
Other non-current assets	512,039	141,446
(1) Operating lease right-of-use-assets mainly comprise of our office leases.

(2) Included within “Others” for the year ended December 31, 2022 is expenditure on engineering services and long lead items of $16.7 million and $10.4 million, respectively, for our Mark II FLNG, one of our FLNG design models for prospective conversion of an existing LNG carrier to a FLNG and $2.9 million of engineering and other professional fees in preparation for the conversion of the Golar Arctic pursuant to the terms of Arctic SPA.